Benefit Plans (Schedule Of Net Periodic Benefit Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 8,272	$ 7,412	$ 8,450
Interest cost	22,151	27,343	25,220
Expected return on assets	(37,779)	(29,907)	(40,801)
Defined Benefit Plan Amortization of prior service cost net of acceleration component of curtailment charge	3,677	3,823	3,837
Recognized actuarial loss	8,115	11,084	11,403
Recognized settlement loss	0	0	1,230
Net periodic benefit cost	4,436	19,755	9,339
Less: amounts capitalized	372	1,237	1,223
Amount charged to expense	$ 4,064	18,518	8,116
Expected return on plan assets	5.05%
Asset, Defined Benefit Pension Plan, Noncurrent	$ 8,669	0
Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Service cost	8,272	7,412	8,450
Interest cost	22,151	27,343	25,220
Expected return on assets	(37,779)	(29,907)	(40,801)
Defined Benefit Plan Amortization of prior service cost net of acceleration component of curtailment charge	3,677	3,823	3,837
Recognized actuarial loss	8,115	11,084	11,403
Recognized settlement loss	0	0	1,230
Net periodic benefit cost	4,436	19,755	9,339
Less: amounts capitalized	372	1,237	1,223
Amount charged to expense	4,064	$ 18,518	$ 8,116
Expected return on plan assets		5.05%
Asset, Defined Benefit Pension Plan, Noncurrent	$ 8,669	$ 0
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.33%	4.36%	3.67%
Expected return on plan assets	5.05%	4.50%	5.45%
Pension Benefit [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.33%	4.36%	3.67%
Expected return on plan assets	5.05%	4.50%	5.45%
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.05%	4.24%	3.60%
Expected return on plan assets	4.45%	4.50%	5.45%
Supplemental Retirement Plan [Member] | Indianapolis Power And Light Company
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.05%	4.24%	3.60%
Expected return on plan assets	4.45%	4.50%	5.45%